Annual Total Returns - Fidelity® Independence Fund [BarChart] - 11.30 Fidelity Independence Fund - K PRO-10 - Fidelity® Independence Fund - Fidelity Independence Fund-Class K	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(10.71%)
Annual Return 2012	20.05%
Annual Return 2013	40.38%
Annual Return 2014	11.56%
Annual Return 2015	0.45%
Annual Return 2016	(1.13%)
Annual Return 2017	26.54%
Annual Return 2018	(6.56%)
Annual Return 2019	32.07%
Annual Return 2020	28.38%